Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2014	2015
	US$ thousands

Cash	14,172	12,329
Cash equivalents *	3,718	5,849
	17,890	18,178

*	Comprised mainly of deposits in banks as at December 31, 2014 and 2015 carrying a weighted average interest rate of 0.14% and 0.11%, respectively.